Financial risk management, objectives and policies, The ABN AMRO Revolving Credit Facility (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Nov. 30, 2016
Credit Facility [Abstract]
Borrowing amount			$ 850,972	$ 967,275
Frequency of periodic repayment			Quarterly
ABN AMRO Revolving Credit Facility [Member]
Credit Facility [Abstract]
Term			5 years
Maximum borrowing capacity					$ 57,300	$ 50,000
Borrowing amount			$ 0
Frequency of periodic repayment			Quarterly
Reduction amount in credit facility	$ 1,800	$ 1,300
Credit facility covenant to maintain adjusted tangible net worth			$ 300,000
ABN AMRO Revolving Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels			135.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility			25.00%
Credit facility covenant to maintain encumbered cash			$ 30,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility			6.00%
ABN AMRO Revolving Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis			2.50%			2.50%